Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Shares (Details) - USD ($)			3 Months Ended		6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Income from investments held in Trust Account			$ 4,676		$ 6,116
Net income attributable			4,676		6,116
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Weighted average shares outstanding, basic and diluted	[1],[2]	7,500,000
Basic and diluted net income (loss) per share		$ 0.00
Numerator: Net Loss minus Net Earnings
Net loss		$ (14,691)	(2,445,737)	$ (1,159,117)	(3,604,854)
Net income allocable to Class A ordinary shares subject to possible redemption			(4,676)		(6,116)
Non-redeemable net loss			$ (2,450,413)		$ (3,610,970)
Non-Redeemable Ordinary Shares
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Weighted average shares outstanding, basic and diluted			11,574,258		10,169,649
Basic and diluted net income (loss) per share			$ (0.21)		$ (0.36)
Common Stock Subject To Possible Redemption | Class A Ordinary Shares
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Weighted average shares outstanding, basic and diluted			31,550,742		31,564,442
Basic and diluted net income (loss) per share			$ 0.00		$ 0.00

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the share dividend of Class B ordinary shares on January 14, 2021, resulting in an aggregate of 7,187,500 Class B ordinary shares outstanding on January 14, 2021; and (ii) the share dividend of Class B ordinary shares on March 1, 2021, resulting in 8,625,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividends (Notes 4 and 7).
[2]	This number excludes up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (Note 4.)